Goodwill and Other Intangible Assets - Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 48.5	$ 36.0	$ 20.3